Repossessed Assets Acquired In Settlement Of Loans (Tables)	12 Months Ended
Dec. 31, 2016
Other Real Estate, Foreclosed Assets, and Repossessed Assets [Abstract]
Transactions in repossessed assets
Transactions in OREO for the years ended December 31, 2016, 2015 and 2014 are summarized below.

	2016	2015	2014
Balance, beginning of year	$4,361,411	$3,229,710	$3,947,226
Additions	1,026,178	4,362,635	1,638,135
Sales	(2,626,375)	(2,918,587)	(1,850,651)
Write-downs	(40,000)	(312,347)	(505,000)
Balance, end of year	$2,721,214	$4,361,411	$3,229,710